Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)
BEGINNING BALANCE at Dec. 31, 2009	$ 139,751	$ 1,123	$ 156,806	$ (6,293)	$ (11,885)
BEGINNING BALANCE (in shares) at Dec. 31, 2009		112,278
Components of comprehensive income, net of tax
Net income	(5,238)				(5,238)
Other comprehensive income	16,748			16,748
Total comprehensive income	11,510
Stock-based compensation expenses	6,058		6,058
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		4,861
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	42	49	(7)
Transfer of additional paid-in capital to eliminate accumulated deficit from prior years			(11,885)		11,885
Ending Balance at Dec. 31, 2010	157,361	1,172	150,972	10,455	(5,238)
ENDING BALANCE (in shares) at Dec. 31, 2010		117,139
Components of comprehensive income, net of tax
Net income	41,469				41,469
Other comprehensive income	(8,400)			(8,400)
Total comprehensive income	33,069
Stock-based compensation expenses	8,878		8,878
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		7,433
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	2,192	74	2,118
Ending Balance at Dec. 31, 2011	201,500	1,246	161,968	2,055	36,231
ENDING BALANCE (in shares) at Dec. 31, 2011		124,572
Components of comprehensive income, net of tax
Net income	47,218				47,218
Other comprehensive income	1,610			1,610
Total comprehensive income	48,828
Stock-based compensation expenses	11,802		11,802
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		5,468
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	136	54	82
Ending Balance at Dec. 31, 2012	$ 262,266	$ 1,300	$ 173,852	$ 3,665	$ 83,449
ENDING BALANCE (in shares) at Dec. 31, 2012		130,040